Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Summary of inventories

Amounts in thousands USD	As of December 31, 2022	As of December 31, 2021
Raw materials	$15,550	$18,402
Work in-progress	19,955	5,138
Finished products	8,741	5,400
Total inventories at the lower of cost and net realizable value	$44,246	$28,940